Note 5 - Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Amortization of Intangible Assets	$ 500	$ 100	$ 1,400	$ 0